INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	R$ 2,015,310	R$ 2,068,136	R$ 2,830,333
Recognized in income	294,987	837	(670,061)
Others	(30,008)	88,975	(8,396)
Comprehensive Income	(15,779)	(142,638)	(83,740)
Balance as of end of the year	2,264,510	2,015,310	2,068,136
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	937,416	639,046	649,849
Recognized in income	173,232	209,405	17,112
Others	(30,008)	88,975	41
Comprehensive Income	(193)	(10)	(27,956)
Balance as of end of the year	1,080,447	937,416	639,046
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	241,084	173,579	123,087
Recognized in income	52,565	67,505	50,492
Balance as of end of the year	293,649	241,084	173,579
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	580,948	525,158	422,752
Recognized in income	55,693	55,830	108,240
Others			(5,295)
Comprehensive Income	2	(40)	(539)
Balance as of end of the year	636,643	580,948	525,158
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	92,921	199,773	298,617
Recognized in income	43	(276)	(88)
Comprehensive Income	17,745	(106,576)	(98,756)
Balance as of end of the year	110,709	92,921	199,773
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	282,927	347,051	359,074
Recognized in income	106,170	56,739	(191,137)
Comprehensive Income	90,073	(120,863)	179,114
Balance as of end of the year	479,170	282,927	347,051
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	423,627	834,335	1,569,311
Recognized in income	(153,604)	(410,931)	(735,097)
Comprehensive Income	(1,598)	223	121
Balance as of end of the year	268,425	423,627	834,335
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	93,400	43,737	36,264
Recognized in income	38,310	49,696	7,607
Comprehensive Income	174	(33)	(134)
Balance as of end of the year	131,884	93,400	43,737
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	(637,013)	(694,543)	(628,621)
Recognized in income	22,578	(27,131)	72,810
Others			(3,142)
Comprehensive Income	(121,982)	84,661	(135,590)
Balance as of end of the year	R$ (736,417)	R$ (637,013)	R$ (694,543)